BORROWINGS AND FINANCE LEASES - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Changes from financing cash flows
Other financing activities, net	€ (11)	€ (2)		€ (17)
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	274	875
Changes from financing cash flows
Proceeds from debt	(131)	250
Repayments on third party borrowings	0	(850)
Repayments on third party borrowings; finance leases	(18)	(1)
Capitalised discount/premium	0	0
Other financing activities, net	0
Other non-cash changes
Amortisation of discount, premium and issue costs	0	0
Finance lease additions and other	1	0
Currency translation	1	0
Reclassifications	364
Total changes	217	(601)
Ending balance	491	274		875
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,474	5,562
Changes from financing cash flows
Proceeds from debt	398	350
Repayments on third party borrowings	(426)	(310)
Repayments on third party borrowings; finance leases	0	(19)
Capitalised discount/premium	(2)	2
Other financing activities, net	(8)
Other non-cash changes
Amortisation of discount, premium and issue costs	8	8
Finance lease additions and other	5	5
Currency translation	42	(124)
Reclassifications	(364)
Total changes	(347)	(88)
Ending balance	5,127	5,474		5,562
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,748	6,437
Changes from financing cash flows
Repayments on third party borrowings	(426)	(1,160)
Repayments on third party borrowings; finance leases	(18)	(20)
Capitalised discount/premium	(2)		$ 2
Other financing activities, net	(8)
Other non-cash changes
Amortisation of discount, premium and issue costs	8	8
Finance lease additions and other	6	5
Currency translation	43	(124)
Reclassifications	0
Total changes	(130)	(689)
Ending balance	€ 5,618	€ 5,748		€ 6,437